Schedule of Investments (unaudited) June 30, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Corp. America Airports SA(a)(b)	317,093	$2,558,940

Australia — 10.1%
Atlas Arteria Ltd.	7,440,316	40,934,533
Qube Holdings Ltd.	16,427,448	35,045,001
Sydney Airport	12,463,942	70,322,429
Transurban Group	16,837,316	174,161,733

		320,463,696

Brazil — 0.6%
Centrais Eletricas Brasileiras SA, ADR	461,268	4,206,764
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	499,478	6,078,647
Ultrapar Participacoes SA, ADR(b)	1,743,014	9,133,394

		19,418,805

Canada — 9.7%
Enbridge Inc.	4,030,895	145,904,981
Inter Pipeline Ltd.	833,748	12,996,707
Keyera Corp.	424,358	10,943,841
Pembina Pipeline Corp.	1,022,066	38,129,495
TC Energy Corp.	1,840,089	91,416,551
Westshore Terminals Investment Corp.(b)	502,364	8,449,941

		307,841,516

Chile — 0.3%
Enel Americas SA, ADR	815,322	7,231,906
Enel Chile SA, ADR	798,729	3,817,925

		11,049,831

China — 4.9%
Beijing Capital International Airport Co. Ltd., Class H	16,110,000	14,125,248
Beijing Enterprises Water Group Ltd.	7,998,000	4,750,172
China Gas Holdings Ltd.	3,285,800	12,217,919
China Merchants Port Holdings Co. Ltd.	14,292,000	24,294,113
China Resources Gas Group Ltd.(b)	1,186,000	5,882,560
China Resources Power Holdings Co. Ltd.	2,536,000	3,700,531
COSCO SHIPPING Ports Ltd.	19,292,000	19,038,889
Guangdong Investment Ltd.	4,240,000	8,390,451
Jiangsu Expressway Co. Ltd., Class H	13,812,000	19,659,449
Kunlun Energy Co. Ltd.	6,674,000	5,817,592
Shenzhen International Holdings Ltd.	11,244,500	22,309,088
Zhejiang Expressway Co. Ltd., Class H	16,142,000	17,004,629

		157,190,641

France — 6.0%
Aeroports de Paris	368,264	65,087,651
Engie SA	2,703,411	41,069,132
Getlink SE	5,212,597	83,639,756

		189,796,539

Germany — 2.4%
E.ON SE	3,251,243	35,362,738
Fraport AG Frankfurt Airport Services Worldwide	417,869	35,975,726
Hamburger Hafen und Logistik AG	237,053	6,273,779

		77,612,243

Hong Kong — 0.9%
CLP Holdings Ltd.	2,678,500	29,553,497

Italy — 8.9%
ASTM SpA	402,216	13,008,442
Atlantia SpA	5,303,502	138,367,929
Enav SpA(c)	2,872,902	16,325,593

Security	Shares	Value

Italy (continued)
Enel SpA	11,371,486	$79,512,097
Snam SpA	4,639,892	23,095,975
Societa Iniziative Autostradali e Servizi SpA	769,034	14,283,911

		284,593,947

Mexico — 3.3%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	484,224	23,668,869
Grupo Aeroportuario del Pacifico SAB de CV, ADR	413,978	43,182,045
Grupo Aeroportuario del Sureste SAB de CV, ADR	228,242	37,000,311

		103,851,225

New Zealand — 2.2%
Auckland International Airport Ltd.	10,605,130	70,160,901

Singapore — 0.6%
Hutchison Port Holdings Trust, Class U	61,272,800	14,092,744
SIA Engineering Co. Ltd.(b)	2,817,300	5,226,670

		19,319,414

Spain — 8.3%
Aena SME SA(c)	834,107	165,564,327
Enagas SA	265,111	7,085,793
Iberdrola SA	9,186,441	91,705,708

		264,355,828

Switzerland — 1.3%
Flughafen Zurich AG, Registered	214,544	40,444,294

United Kingdom — 2.9%
BBA Aviation PLC	10,133,549	36,395,249
National Grid PLC	5,412,572	57,574,764

		93,970,013

United States — 36.7%
American Electric Power Co. Inc.	724,429	63,756,996
Cheniere Energy Inc.(a)	442,607	30,296,449
Consolidated Edison Inc.	473,496	41,516,129
Dominion Energy Inc.	1,174,975	90,849,067
DTE Energy Co.	267,208	34,170,559
Duke Energy Corp.	1,068,874	94,317,442
Equitrans Midstream Corp.(a)	403,363	7,950,285
Eversource Energy	463,963	35,149,837
Exelon Corp.	1,422,399	68,189,808
Kinder Morgan Inc./DE	3,888,886	81,199,940
Macquarie Infrastructure Corp.	871,147	35,316,299
NextEra Energy Inc.	702,398	143,893,254
ONEOK Inc.	825,002	56,768,388
PPL Corp.	1,060,516	32,886,601
Public Service Enterprise Group Inc.	742,644	43,682,320
Sempra Energy	402,281	55,289,501
Southern Co. (The)	1,519,789	84,013,936
Targa Resources Corp.	458,435	17,998,158
WEC Energy Group Inc.	462,339	38,545,202
Williams Companies Inc. (The)	2,421,362	67,894,991
Xcel Energy Inc.	753,730	44,839,398

		1,168,524,560

Total Common Stocks — 99.2% (Cost: $2,897,981,644)		3,160,705,890

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	1,425,289	$5,430,351

Total Preferred Stocks — 0.2% (Cost: $5,118,501)		5,430,351

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	8,016,203	8,020,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	3,330,390	3,330,390

		11,350,601

Total Short-Term Investments — 0.4% (Cost: $11,349,530)		11,350,601

Total Investments in Securities — 99.8% (Cost: $2,914,449,675)		3,177,486,842

Other Assets, Less Liabilities — 0.2%		6,877,062

Net Assets — 100.0%		$3,184,363,904

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,259,171	3,757,032	8,016,203	$8,020,211	$69,544	(a)	$(1,209)	$211
BlackRock Cash Funds: Treasury, SL Agency Shares	1,479,518	1,850,872	3,330,390	3,330,390	21,749		—	—

				$11,350,601	$91,293		$(1,209)	$211

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,160,705,890	$—	$—	$3,160,705,890
Preferred Stocks	5,430,351	—	—	5,430,351
Money Market Funds	11,350,601	—	—	11,350,601

	$3,177,486,842	$—	$—	$3,177,486,842

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Infrastructure ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

3